Long-Term Debt (Redemption Rights) (Detail)	12 Months Ended
Jun. 30, 2015
2020 Unsecured Notes [Member] | 8.125% Senior First Priority Notes due 2020 [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument [Line Items]
Redemption price	105.063%
2020 Unsecured Notes [Member] | 8.125% Senior First Priority Notes due 2020 [Member] | Debt Instrument, Redemption, Period Three [Member]
Debt Instrument [Line Items]
Redemption price	102.531%
2020 Unsecured Notes [Member] | 8.125% Senior First Priority Notes due 2020 [Member] | Debt Instrument, Redemption, Period Four [Member]
Debt Instrument [Line Items]
Redemption price	100.00%
Unsecured Debt [Member] | 6.00% Senior Notes due 2023 [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument [Line Items]
Redemption price	104.50%
Unsecured Debt [Member] | 6.00% Senior Notes due 2023 [Member] | Debt Instrument, Redemption, Period Three [Member]
Debt Instrument [Line Items]
Redemption price	103.00%
Unsecured Debt [Member] | 6.00% Senior Notes due 2023 [Member] | Debt Instrument, Redemption, Period Four [Member]
Debt Instrument [Line Items]
Redemption price	101.50%
Unsecured Debt [Member] | 6.00% Senior Notes due 2023 [Member] | Debt Instrument, Redemption, Period Fourth And There After [Member]
Debt Instrument [Line Items]
Redemption price	100.00%
Unsecured Debt [Member] | 6.375% Senior Notes due 2025 [Member] | Debt Instrument Redemption Period Fifth
Debt Instrument [Line Items]
Redemption price	103.188%
Unsecured Debt [Member] | 6.375% Senior Notes due 2025 [Member] | Debt Instrument Redemption Period Sixth
Debt Instrument [Line Items]
Redemption price	102.125%
Unsecured Debt [Member] | 6.375% Senior Notes due 2025 [Member] | Debt Instrument Redemption Period Seven
Debt Instrument [Line Items]
Redemption price	101.063%
Unsecured Debt [Member] | 6.375% Senior Notes due 2025 [Member] | Debt Instrument Redemption Period Seventh And There After
Debt Instrument [Line Items]
Redemption price	100.00%